Loans - Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)		Mar. 31, 2025 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	₨ 457,346.5		$ 5,353.4		₨ 365,164.5		₨ 372,671.8
Allowance for credit losses on PCD Loans at acquisition	0.0		0.0		39,415.2
Write-offs	(149,389.6)		(1,748.7)		(128,987.2)		(137,863.7)
Net allowance for credit losses	227,872.4	[1]	2,667.4	[1]	181,754.0	[1]	130,356.4	[2]
Allowance for credit losses, end of the period	535,829.3		$ 6,272.1		457,346.5		365,164.5
Allowance for credit losses:
Allowance individually evaluated for impairment	61,894.0				71,735.4		31,696.6		$ 724.5
Allowance collectively evaluated for impairment	473,935.3				385,611.1		333,467.9		5,547.6
Loans:
Loans individually evaluated for impairment	94,500.6				110,714.5		37,061.8		1,106.2
Loans collectively evaluated for impairment	28,544,310.5				26,682,332.9		17,381,030.6		$ 334,125.1
Auto loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	29,948.9				33,835.5		41,769.4
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0
Write-offs	(9,586.7)				(8,648.1)		(10,456.0)
Net allowance for credit losses	17,085.4	[1]			4,761.5	[1]	2,522.1	[2]
Allowance for credit losses, end of the period	37,447.6				29,948.9		33,835.5
Allowance for credit losses:
Allowance individually evaluated for impairment	3.0				8.0		4.6
Allowance collectively evaluated for impairment	37,444.6				29,940.9		33,830.9
Loans:
Loans individually evaluated for impairment	3.5				8.0		16.4
Loans collectively evaluated for impairment	1,550,903.9				1,378,515.1		1,221,081.2
Personal loans/Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	116,999.6				99,634.4		111,566.4
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0
Write-offs	(95,746.2)				(74,794.1)		(88,744.9)
Net allowance for credit losses	114,516.3	[1]			92,159.3	[1]	76,812.9	[2]
Allowance for credit losses, end of the period	135,769.7				116,999.6		99,634.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				1.0		0.0
Allowance collectively evaluated for impairment	135,769.7				116,998.6		99,634.4
Loans:
Loans individually evaluated for impairment	0.0				1.0		0.8
Loans collectively evaluated for impairment	3,426,193.3				3,119,245.7		2,782,827.7
Retail business banking
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	75,300.5				63,974.8		49,055.0
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0
Write-offs	(2,061.0)				(1,630.1)		(3,987.8)
Net allowance for credit losses	24,429.6	[1]			12,955.8	[1]	18,907.6	[2]
Allowance for credit losses, end of the period	97,669.1				75,300.5		63,974.8
Allowance for credit losses:
Allowance individually evaluated for impairment	2,691.1				2,498.3		2,320.3
Allowance collectively evaluated for impairment	94,978.0				72,802.2		61,654.5
Loans:
Loans individually evaluated for impairment	3,087.8				2,924.9		2,782.0
Loans collectively evaluated for impairment	4,964,602.2				4,204,911.3		3,375,843.2
Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	32,096.1				31,130.6		31,750.9
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0
Write-offs	(14,270.3)				(9,796.1)		(15,270.1)
Net allowance for credit losses	20,223.4	[1]			10,761.6	[1]	14,649.8	[2]
Allowance for credit losses, end of the period	38,049.2				32,096.1		31,130.6
Allowance for credit losses:
Allowance individually evaluated for impairment	281.1				184.4		15.0
Allowance collectively evaluated for impairment	37,768.1				31,911.7		31,115.6
Loans:
Loans individually evaluated for impairment	426.5				184.4		290.8
Loans collectively evaluated for impairment	1,861,767.1				1,619,418.5		1,285,597.0
Housing loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	9,906.8				3,269.9		2,692.2
Allowance for credit losses on PCD Loans at acquisition	0.0				2,927.9
Write-offs	(3,676.7)				(12,013.2)		(479.0)
Net allowance for credit losses	9,290.8	[1]			15,722.2	[1]	1,056.7	[2]
Allowance for credit losses, end of the period	15,520.9				9,906.8		3,269.9
Allowance for credit losses:
Allowance individually evaluated for impairment	0.6				0.0		0.0
Allowance collectively evaluated for impairment	15,520.3				9,906.8		3,269.9
Loans:
Loans individually evaluated for impairment	1.9				0.0		0.0
Loans collectively evaluated for impairment	7,141,177.1				6,993,168.0		1,020,901.6
Other retail
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	80,453.8				72,012.4		61,437.0
Allowance for credit losses on PCD Loans at acquisition	0.0				0.0
Write-offs	(19,849.5)				(18,530.4)		(15,769.9)
Net allowance for credit losses	51,078.2	[1]			26,971.8	[1]	26,345.3	[2]
Allowance for credit losses, end of the period	111,682.5				80,453.8		72,012.4
Allowance for credit losses:
Allowance individually evaluated for impairment	532.7				156.8		92.1
Allowance collectively evaluated for impairment	111,149.8				80,297.0		71,920.3
Loans:
Loans individually evaluated for impairment	533.4				156.8		92.3
Loans collectively evaluated for impairment	2,582,868.7				2,271,874.4		1,817,147.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses, beginning of the period	112,640.8				61,306.9		74,400.9
Allowance for credit losses on PCD Loans at acquisition	0.0				36,487.3
Write-offs	(4,199.2)				(3,575.2)		(3,156.0)
Net allowance for credit losses	(8,751.3)	[1]			18,421.8	[1]	(9,938.0)	[2]
Allowance for credit losses, end of the period	99,690.3				112,640.8		61,306.9
Allowance for credit losses:
Allowance individually evaluated for impairment	58,385.5				68,886.9		29,264.6
Allowance collectively evaluated for impairment	41,304.8				43,753.9		32,042.3
Loans:
Loans individually evaluated for impairment	90,447.5				107,439.4		33,879.5
Loans collectively evaluated for impairment	₨ 7,016,798.2				₨ 7,095,199.9		₨ 5,877,632.6

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs. 46,446.6 million (US$ 543.8 million). Recoveries from retail loans is Rs. 215.4 million and from wholesale loans is Rs. 41,506.6 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.36,181.4 million. Recoveries from retail loans is Rs.35,385.3 million and from wholesale loans is Rs.796.1 million.